REVENUES - Schedule of Revenues by Service Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	$ 3,668	$ 3,666	$ 2,503
Gas Transmission
Disclosure of operating segments [line items]
Revenues	1,430	1,357	1,483
Distribution
Disclosure of operating segments [line items]
Revenues	592	512	397
Leasing
Disclosure of operating segments [line items]
Revenues	1,374	1,568	385
Connections
Disclosure of operating segments [line items]
Revenues	244	192	200
Other
Disclosure of operating segments [line items]
Revenues	$ 28	$ 37	$ 38